Digital Currency and Risk Management (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of Digital Currency and Risk Management [Abstract]
Schedule of digital currency and risk management [Table Text Block]
Impact of 10% variance in price
Bitcoin	$11,755,998
Ethereum	5,230,171
Ethereum Classic	2,932